Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2020 (Unaudited)
	Principal
	Amount	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.66%
Freddie Mac Multifamily ML Certificates
20-ML07, 2.021%, 10/25/2036 (a)(b)(c)	15,679,880	$3,036,879
19-ML06, 1.132%, 06/25/2037 (a)(b)(c)	10,149,410	1,164,980
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,912,640)		4,201,859

CORPORATE BONDS - 0.64%
Educational Services - 0.19%
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	1,170,000	1,171,463
Hospitals - 0.28%
CommonSpirit Health
2.950%, 11/01/2022	1,725,000	1,789,859
Funds, Trusts, and Other Financial Vehicles - 0.17%
Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	1,094,939
TOTAL CORPORATE BONDS (Cost $3,870,612)		4,056,261

MUNICIPAL BONDS - 94.07%
Alabama - 2.25%
Alabama Economic Settlement Authority
3.163%, 09/15/2025	1,375,000	1,455,933
Alabama Highway Finance Corp.
5.000%, 08/01/2038	2,025,000	2,707,526
5.000%, 08/01/2039	525,000	700,324
5.000%, 08/01/2040	1,060,000	1,408,093
Alabama Public School and College Authority
5.000%, 11/01/2039	4,000,000	5,400,720
City of Homewood, AL
5.000%, 09/01/2033	1,000,000	1,223,990
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,336,791
		14,233,377
Alaska - 1.01%
Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,420,453
Alaska Industrial Development & Export Authority
5.250%, 06/01/2045	2,735,000	3,133,681
CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,872,115
		6,426,249
Arizona - 4.98%
Arizona Industrial Development Authority
4.000%, 11/01/2045	2,000,000	2,318,900
4.000%, 11/01/2050	2,500,000	2,883,800
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2044	2,500,000	3,041,050
5.500%, 07/01/2038	2,000,000	3,111,840
5.500%, 07/01/2042	1,545,000	2,510,826
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	250,000	260,222
Industrial Development Authority of the City of Phoenix
4.000%, 07/01/2026 (a)	3,350,000	3,523,932
5.000%, 07/01/2045 (a)	4,000,000	4,306,160
Park Central Community Facilities District
4.375%, 07/01/2024	1,570,000	1,562,888
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2047	5,000,000	6,491,500
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	1,500,000	1,495,170
		31,506,288
Arkansas - 0.23%
County of Saline, AR
3.550%, 06/01/2042	1,410,000	1,475,452
California - 7.96%
California County Tobacco Securitization Agency
1.750%, 06/01/2030	500,000	516,850
5.000%, 06/01/2033	1,950,000	2,556,060
California Pollution Control Financing Authority
4.000%, 11/01/2023 (a)(d)	3,000,000	3,001,350
California Statewide Communities Development Authority
6.400%, 06/01/2039	2,460,000	3,446,386
City of Los Angeles, CA Department of Airports
5.000%, 05/15/2033	1,215,000	1,441,318
City of San Diego Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,755,000	1,880,570
Clovis Unified School District
0.000%, 08/01/2028 (e)	2,175,000	1,988,842
El Camino Healthcare District
0.000%, 08/01/2028 (e)	1,435,000	1,319,195
Encinitas Union School District
0.000%, 08/01/2035 (e)	690,000	1,024,450
Los Angeles Housing Authority
5.000%, 06/01/2044	2,200,000	2,607,044
Manteca Redevelopment Agency Successor Agency
2.393%, 10/01/2030	500,000	531,790
Mesa Water District
5.000%, 03/15/2050	3,600,000	4,677,048
Mountain View Shoreline Regional Park Community
5.000%, 08/01/2043	3,100,000	3,871,435
M-S-R Energy Authority
6.500%, 11/01/2039	2,350,000	3,893,551
7.000%, 11/01/2034	1,160,000	1,852,914
Palmdale Elementary School District
0.000%, 08/01/2028 (e)	500,000	445,180
Ravenswood City School District
5.000%, 08/01/2038	1,360,000	1,658,248
Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,233,040
Riverside County Redevelopment Successor Agency
0.000%, 10/01/2031 (e)	840,000	969,385
San Diego Unified School District
0.000%, 07/01/2041 (e)	2,005,000	2,406,060
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	630,905
San Leandro Unified School District
0.000%, 08/01/2039 (e)	1,565,000	1,542,699
San Mateo Foster City Public Financing Authority
5.000%, 08/01/2049	2,000,000	2,576,020
Santa Barbara Secondary High School District
0.000%, 08/01/2040 (e)	1,000,000	606,430
St. Helena Unified School District
0.000%, 06/01/2036 (e)	2,805,000	3,724,339
		50,401,109
Colorado - 3.89%
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2034	2,500,000	3,464,575
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	1,000,000	985,600
Colorado Health Facilities Authority
5.000%, 08/01/2044	2,410,000	2,903,833
El Paso County School District No. 49
5.000%, 12/15/2031	1,500,000	1,788,720
Public Authority for Colorado Energy
6.500%, 11/15/2038	2,695,000	4,266,832
Pueblo City Schools
5.000%, 12/15/2039	2,000,000	2,611,200
Vauxmont Metropolitan District
5.000%, 12/15/2021	100,000	104,316
5.000%, 12/01/2021	300,000	312,489
5.000%, 12/01/2050	3,450,000	4,255,575
Weld County School District No. RE-2
5.000%, 12/01/2044	3,015,000	3,911,088
		24,604,228
Delaware - 0.74%
University of Delaware
5.000%, 11/01/2038	1,595,000	2,395,547
5.000%, 11/01/2039	1,510,000	2,289,175
		4,684,722
District of Columbia - 1.42%
District of Columbia
5.000%, 03/01/2044	3,460,000	4,467,794
5.000%, 06/01/2055	2,000,000	2,303,640
Metropolitan Washington Airports Authority
5.000%, 10/01/2032	1,860,000	2,232,819
		9,004,253
Florida - 6.24%
Broward County, FL Water & Sewer Utility Revenue
5.000%, 10/01/2038	1,000,000	1,314,860
Capital Trust Agency, Inc.
5.000%, 08/01/2040	300,000	355,485
5.000%, 08/01/2055	800,000	926,744
City of Belle Isle, FL
5.500%, 10/01/2022	230,000	240,934
City of Orlando, FL Tourist Development Tax Revenue
5.000%, 11/01/2038	1,000,000	1,214,410
City of Tampa, FL
5.000%, 07/01/2050	2,000,000	2,468,400
County of Lake, FL
3.375%, 08/15/2026	1,400,000	1,404,466
5.000%, 08/15/2025	1,905,000	1,905,743
County of Miami-Dade, FL
5.000%, 07/01/2043	1,500,000	1,831,515
5.000%, 07/01/2043	3,500,000	4,488,680
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	3,250,000	3,682,900
County of Miami-Dade, FL Seaport Revenue
5.750%, 10/01/2028	545,000	618,531
County of Sarasota, FL Utility System Revenue
5.000%, 10/01/2039	2,055,000	2,643,367
Dade County, FL Professional Sports Franchise Facilities Tax Revenue
5.250%, 10/01/2030	1,040,000	1,444,519
Florida Development Finance Corp.
5.000%, 09/15/2040 (a)	2,050,000	2,221,318
5.500%, 09/15/2025 (a)	1,730,000	1,755,483
6.500%, 01/01/2049 (a)	3,250,000	2,874,138
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,746,105
School Board of Miami-Dade County
5.000%, 03/15/2039	2,645,000	3,160,775
School District of Broward County
5.000%, 07/01/2040	2,500,000	3,157,700
Venetian Community Development District
5.000%, 05/01/2023	80,000	82,730
		39,538,803
Georgia - 2.24%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	250,000	263,345
Brookhaven Development Authority
5.000%, 07/01/2039	855,000	1,085,824
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,930,138
Cobb County Kennestone Hospital Authority
4.000%, 04/01/2041	225,000	254,101
5.000%, 04/01/2050	5,000,000	6,289,250
5.000%, 04/01/2037	175,000	219,053
5.000%, 04/01/2038	550,000	686,543
Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	622,340
Main Street Natural Gas, Inc.
5.000%, 05/15/2029	1,250,000	1,593,313
Municipal Electric Authority of Georgia
5.000%, 01/01/2045	1,000,000	1,260,650
		14,204,557
Hawaii - 0.78%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,384,260
5.000%, 07/01/2035	900,000	1,211,148
State of Hawaii
5.000%, 01/01/2038	1,885,000	2,365,487
		4,960,895
Illinois - 4.42%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024 (e)	815,000	793,125
Boone Mchenry & Dekalb Counties Community Unit School District No. 100
0.000%, 12/01/2023 (e)	520,000	512,122
0.000%, 12/01/2023 (e)	615,000	604,693
0.000%, 12/01/2024 (e)	155,000	151,694
0.000%, 12/01/2024 (e)	365,000	355,933
Chicago Board of Education
0.000%, 12/01/2022 (e)	840,000	820,495
Chicago O'Hare International Airport
5.000%, 01/01/2037	2,000,000	2,352,740
5.000%, 01/01/2042	500,000	581,665
Chicago Transit Authority
5.000%, 06/01/2024	750,000	857,377
Cook County School District No. 103
0.000%, 12/01/2022 (e)	850,000	839,231
Illinois Finance Authority
5.000%, 01/01/2034	500,000	591,530
5.000%, 07/01/2037	2,010,000	2,624,959
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026 (e)	2,380,000	2,136,121
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	3,500,000	4,221,210
Railsplitter Tobacco Settlement Authority
5.000%, 06/01/2027	1,125,000	1,373,670
Regional Transportation Authority
5.750%, 06/01/2034	3,000,000	4,202,820
Sales Tax Securitization Corp.
5.000%, 01/01/2027	1,700,000	2,046,205
State of Illinois
4.875%, 05/01/2021	1,000,000	1,014,190
6.000%, 06/15/2026	1,575,000	1,912,239
		27,992,019
Indiana - 4.45%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	567,390
Hammond Multi-School Building Corp.
5.000%, 07/15/2034	2,000,000	2,442,440
Indiana Finance Authority
5.000%, 10/01/2044	3,000,000	3,832,230
5.000%, 09/01/2036	1,000,000	1,183,630
5.500%, 11/15/2026	1,165,000	1,197,911
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,350,000	1,599,804
Indiana Municipal Power Agency
5.000%, 01/01/2042	3,850,000	4,577,304
Indianapolis Local Public Improvement Bond Bank
5.000%, 01/01/2038	1,715,000	2,206,330
5.000%, 01/01/2039	2,500,000	3,336,150
5.250%, 02/01/2039	2,135,000	2,767,601
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,346,101
Purdue University
5.000%, 07/01/2035	700,000	948,045
5.000%, 07/01/2036	1,500,000	2,023,965
5.000%, 07/01/2037	100,000	134,491
		28,163,392
Iowa - 0.20%
Iowa Finance Authority
2.875%, 05/15/2049	1,250,000	1,258,600
Kentucky - 1.99%
County of Trimble, KY
1.300%, 09/01/2044	3,500,000	3,544,730
Grant County School District Finance Corp.
1.400%, 08/01/2022	165,000	166,907
Kentucky Bond Development Corp.
5.000%, 09/01/2049	3,000,000	3,834,420
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,054,550
Kentucky Public Energy Authority
4.000%, 02/01/2050	3,350,000	3,975,546
		12,576,153
Louisiana - 1.29%
East Baton Rouge Sewerage Commission
5.000%, 02/01/2039	2,000,000	2,391,420
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	455,846
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 11/01/2032	1,200,000	1,433,784
5.000%, 12/01/2037	1,685,000	2,141,433
Louisiana Stadium & Exposition District
5.000%, 07/03/2023	500,000	540,595
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	427,672
5.250%, 05/15/2033	745,000	786,325
		8,177,075
Maine - 0.41%
Maine Governmental Facilities Authority
5.000%, 10/01/2038	2,000,000	2,594,780
Maryland - 2.11%
City of Baltimore, MD
5.000%, 07/01/2050	2,550,000	3,310,282
County of Anne Arundel, MD
5.000%, 10/01/2046	3,000,000	3,884,310
Maryland Stadium Authority
5.000%, 05/01/2050	4,000,000	6,136,400
		13,330,992
Massachusetts - 2.18%
Commonwealth of Massachusetts
5.000%, 11/01/2045	4,000,000	5,284,480
5.250%, 09/01/2043	2,000,000	2,579,280
Massachusetts Educational Financing Authority
5.000%, 07/01/2028	2,250,000	2,739,848
Massachusetts School Building Authority
5.000%, 02/15/2044	2,500,000	3,174,750
		13,778,358
Michigan - 3.45%
Battle Creek School District
5.000%, 05/01/2037	775,000	935,789
Bedford Public School District
5.000%, 05/01/2037	1,150,000	1,471,690
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,201,540
Detroit City School District
5.250%, 05/01/2027	715,000	903,152
Grand Rapids Public Schools
5.000%, 11/01/2040	1,000,000	1,276,540
Kalamazoo Economic Development Corp.
2.625%, 05/15/2025	1,150,000	1,151,990
Michigan Finance Authority
1.250%, 06/01/2030	500,000	512,675
3.267%, 06/01/2039	3,000,000	3,087,120
3.875%, 10/01/2023	250,000	259,467
5.000%, 12/01/2041	1,950,000	2,471,879
Schoolcraft Community Schools
5.000%, 05/01/2046	2,000,000	2,560,140
Thornapple Kellogg School District
5.000%, 05/01/2043	2,360,000	3,054,477
Walled Lake Consolidated School District
5.000%, 05/01/2045	2,300,000	2,986,596
		21,873,055
Minnesota - 1.05%
City of Minneapolis, MN
5.000%, 03/01/2029	450,000	465,673
5.750%, 07/01/2055	2,000,000	2,215,820
City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,067,540
Dakota County Community Development Agency
3.800%, 07/01/2022	2,000,000	1,991,020
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	900,195
		6,640,248
Missouri - 1.81%
Jackson County School District
5.500%, 03/01/2035	1,015,000	1,372,960
5.500%, 03/01/2037	990,000	1,330,728
Kansas City Industrial Development Authority
5.000%, 03/01/2057	3,250,000	3,994,153
Kansas City Land Clearance Redevelopment Authority
4.375%, 02/01/2031 (a)	1,000,000	1,041,460
Missouri Joint Municipal Electric Utility Commission
5.000%, 12/01/2040	2,000,000	2,350,320
St. Louis County Industrial Development Authority
5.125%, 09/01/2048	1,250,000	1,354,900
		11,444,521
Nebraska - 0.43%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,755,260
Nevada - 0.72%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,386,612
County of Clark Department of Aviation
5.000%, 07/01/2041	2,500,000	3,142,400
		4,529,012
New Hampshire - 0.39%
New Hampshire Health and Education Facilities Authority Act
5.000%, 07/01/2041	2,000,000	2,451,940
New Jersey - 1.31%
Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,216,025
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	1,010,610
5.500%, 01/01/2027	300,000	337,878
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2027	765,000	929,705
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027 (e)	2,210,000	2,008,249
0.000%, 12/15/2030 (e)	1,780,000	1,497,550
Tobacco Settlement Financing Corp.
5.000%, 06/01/2033	1,035,000	1,302,796
		8,302,813
New Mexico - 0.11%
City of Santa Fe, NM
2.250%, 05/15/2024	710,000	694,479
New York - 6.50%
City of New York, NY
5.000%, 12/01/2037	2,000,000	2,505,700
Metropolitan Transportation Authority
5.000%, 05/15/2021	1,175,000	1,188,336
New York City Housing Development Corp.
3.500%, 02/15/2048	4,750,000	4,907,748
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	6,237,100
New York City Water & Sewer System
5.000%, 06/15/2040	2,040,000	2,572,277
5.000%, 06/15/2050	3,260,000	4,264,275
New York Liberty Development Corp.
5.250%, 10/01/2035	875,000	1,264,165
New York State Dormitory Authority
4.000%, 08/01/2043	4,475,000	5,180,573
5.000%, 03/15/2041	2,255,000	2,835,392
New York State Urban Development Corp.
5.000%, 03/15/2044	5,615,000	7,229,313
New York Transportation Development Corp.
4.000%, 12/01/2041	300,000	335,946
4.000%, 12/01/2042	300,000	335,484
5.000%, 12/01/2037	460,000	564,972
Port Authority of New York & New Jersey
5.000%, 09/01/2032	1,525,000	1,742,785
		41,164,066
North Carolina - 0.12%
North Carolina Medical Care Commission
2.500%, 10/01/2024	740,000	741,820
North Dakota - 0.62%
City of Mandan, ND
2.750%, 09/01/2041	915,000	915,622
County of Burleigh, ND
2.750%, 02/01/2022	3,000,000	3,000,300
		3,915,922
Ohio - 3.71%
Buckeye Tobacco Settlement Financing Authority
1.850%, 06/01/2029	625,000	632,962
County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,532,895
County of Hamilton, OH
3.374%, 06/01/2034	3,000,000	3,303,780
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,395,250
Franklin County Convention Facilities Authority
5.000%, 12/01/2046	3,000,000	3,636,990
Licking Heights Local School District
5.000%, 10/01/2042	1,000,000	1,226,430
Ohio Higher Educational Facility Commission
3.750%, 12/01/2023	1,790,000	1,790,967
Ohio Water Development Authority Water Pollution Control Loan Fund
5.000%, 12/01/2050	4,285,000	5,619,478
Southern Ohio Port Authority
7.000%, 12/01/2042 (a)	3,000,000	3,120,180
State of Ohio
5.000%, 01/01/2033	1,000,000	1,254,430
		23,513,362
Oregon - 1.47%
Benton & Linn Counties Consolidated School District No. 509J & 509A
5.000%, 06/15/2038	1,455,000	1,850,294
Clackamas County Hospital Facility Authority
2.750%, 11/15/2025	500,000	504,510
5.375%, 11/15/2055	500,000	533,055
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	484,776
5.000%, 08/15/2045	2,420,000	3,058,711
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	2,485,000	2,895,770
		9,327,116
Pennsylvania - 3.41%
Berks County Industrial Development Authority
3.200%, 05/15/2021	290,000	290,705
Commonwealth Financing Authority
5.000%, 06/01/2034	1,750,000	2,190,387
5.000%, 06/01/2035	710,000	886,726
Delaware Valley Regional Finance Authority
0.979%, 09/01/2048	1,000,000	1,001,480
Geisinger Authority
5.000%, 04/01/2050	4,000,000	5,019,760
Hopewell Area School District
0.000%, 09/01/2026 (e)	900,000	845,676
Montour School District
5.000%, 04/01/2035	1,825,000	2,167,790
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	892,950
Pennsylvania Turnpike Commission
5.000%, 12/01/2045	2,500,000	3,188,675
6.000%, 12/01/2030	625,000	833,869
6.375%, 12/01/2038	2,000,000	2,668,460
Philadelphia Authority for Industrial Development
0.000%, 04/15/2021 (e)	1,025,000	1,018,799
Scranton School District
5.000%, 12/01/2035	500,000	614,595
		21,619,872
Puerto Rico - 1.81%
Children's Trust Fund
5.375%, 05/15/2033	1,310,000	1,318,344
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	3,947,623	2,871,896
Puerto Rico Convention Center District Authority
4.500%, 07/01/2036	1,900,000	1,901,406
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2024 (e)	4,473,000	4,184,670
0.000%, 07/01/2029 (e)	1,425,000	1,187,453
		11,463,769
Rhode Island - 0.68%
City of Cranston, RI
5.000%, 08/01/2039	1,950,000	2,524,606
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	1,005,536
5.000%, 12/01/2025	525,000	614,812
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	125,000	130,174
		4,275,128
South Carolina - 0.22%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	1,000,000	1,409,920
Texas - 8.79%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,555,689
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,165,360
5.000%, 08/15/2033	610,000	817,107
5.000%, 08/15/2034	525,000	700,361
Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,667,384
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	1,990,296
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2042	2,000,000	2,492,780
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2044	1,000,000	1,281,230
Clifton Higher Education Finance Corp.
6.000%, 03/01/2029	1,550,000	1,748,105
Colony Economic Development Corp.
7.250%, 10/01/2042	1,500,000	1,616,100
Colony Local Development Corp.
7.250%, 10/01/2033	700,000	762,650
County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,562,161
County of Fort Bend, TX
5.000%, 03/01/2041	1,500,000	1,963,035
County of Harris, TX
0.819%, 08/15/2035	1,020,000	916,909
5.000%, 08/15/2034	1,000,000	1,226,070
Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,156,944
El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,532,587
Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,524,300
North East Independent School District
5.250%, 02/01/2030	1,025,000	1,422,577
North Texas Tollway Authority
5.000%, 01/01/2043	1,995,000	2,444,633
Pottsboro Higher Education Finance Corp.
2.000%, 08/15/2040	775,000	767,103
2.000%, 08/15/2050	2,385,000	2,212,707
San Antonio Water System
5.000%, 05/15/2050	3,010,000	3,890,967
State of Texas
4.000%, 08/01/2033	1,315,000	1,719,836
4.000%, 08/01/2034	1,350,000	1,789,114
5.500%, 08/01/2033	1,000,000	1,261,850
Tarrant County Cultural Education Facilities Finance Corp.
3.000%, 11/15/2026	1,000,000	1,005,520
5.000%, 07/01/2036	1,500,000	1,863,195
5.250%, 11/15/2025	2,070,000	2,070,931
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,860,000	2,182,636
Texas Public Finance Authority
8.250%, 07/01/2024	1,900,000	1,907,353
University of Texas System
5.000%, 08/15/2039	2,645,000	3,457,756
		55,675,246
Utah - 1.71%
County of Utah, UT
5.000%, 05/15/2041	1,500,000	1,787,355
Salt Lake City Corp. Airport Revenue
5.000%, 07/01/2042	3,000,000	3,580,770
Utah Associated Municipal Power Systems
5.000%, 09/01/2037	2,005,000	2,490,190
Utah Charter School Finance Authority
5.000%, 10/15/2035	1,500,000	1,750,455
5.000%, 04/15/2039	700,000	862,771
6.300%, 07/15/2032	335,000	367,043
		10,838,584
Vermont - 0.05%
Vermont Economic Development Authority
5.000%, 05/01/2021	300,000	301,830
Virginia - 0.44%
Arlington County Industrial Development Authority
5.000%, 07/01/2037	500,000	647,785
County of Botetourt, VA
6.000%, 07/01/2044	2,000,000	2,152,180
		2,799,965
Washington - 3.74%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026 (e)	450,000	429,323
City of Bellingham, WA Water & Sewer Revenue
5.000%, 08/01/2039	1,100,000	1,448,381
5.000%, 08/01/2041	1,225,000	1,602,937
City of Seattle, WA Municipal Light & Power Revenue
5.000%, 04/01/2042	3,000,000	3,848,700
Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,676,910
Spokane County School District No. 81
5.000%, 12/01/2036	2,000,000	2,623,480
State of Washington
5.000%, 02/01/2043	5,000,000	6,245,800
Washington Health Care Facilities Authority
5.000%, 10/01/2038	1,535,000	1,783,470
Washington State Convention Center Public Facilities District
5.000%, 07/01/2048	2,000,000	2,277,820
Washington State Housing Finance Commission
2.375%, 01/01/2026 (a)	1,250,000	1,214,575
5.000%, 01/01/2055 (a)	500,000	519,055
		23,670,451
West Virginia - 1.26%
Roane County Building Commission
2.550%, 11/01/2021	2,000,000	2,002,620
State of West Virginia
5.000%, 06/01/2041	2,510,000	3,253,336
5.000%, 12/01/2043	2,110,000	2,725,635
		7,981,591
Wisconsin - 1.48%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,200,910
Plateville Redevelopment Authority
5.000%, 07/01/2022	320,000	328,327
Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,219,180
5.000%, 07/01/2038	2,000,000	2,487,200
5.250%, 05/15/2037 (a)	510,000	545,389
9.000%, 06/01/2029 (a)(d)	1,000,000	994,110
Wisconsin Center District, WI Tax Revenue
0.000%, 12/15/2027 (e)	410,000	365,843
0.000%, 12/15/2028 (e)	255,000	221,126
0.000%, 12/15/2029 (e)	260,000	218,452
0.000%, 12/15/2030 (e)	460,000	374,812
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,180,000	1,443,199
		9,398,548
TOTAL MUNICIPAL BONDS (Cost $568,167,853)		595,699,821

SHORT-TERM INVESTMENTS - 6.16%
First American Government Obligations Fund - Class X, 0.046% (f)	39,031,508	39,031,508
TOTAL SHORT-TERM INVESTMENTS (Cost $39,031,508)		39,031,508

Total Investments (Cost $614,982,613) - 101.53%		642,989,449
Liabilities in Excess of Other Assets - (1.53)%		(9,720,747)
TOTAL NET ASSETS - 100.00%		$633,268,702

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2020. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents an illiquid security. The total market value of these securities were $3,995,460, representing 0.63% of net assets.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Seven day yield at November 30, 2020.

Summary of Fair Value Exposure at November 30, 2020

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s investments carried at fair value:

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency Commercial Mortgage Backed Securities	$-	$4,201,859	$-	$4,201,859
Corporate Bonds		4,056,261		4,056,261
Municipal Bonds	-	595,699,821	-	595,699,821
Total Fixed Income	-	603,957,941	-	603,957,941

Short-Term Investments	39,031,508	-	-	39,031,508

Total Investments In Securities	$39,031,508	$603,957,941	$-	$642,989,449

For the period ended November 30, 2020, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.